MINERAL PROPERTY INTERESTS (Tables)	12 Months Ended
Jan. 31, 2015
Mineral Property Interests [Table Text Block]
	Years
	Ended
	January 31,
	2015	2014	2013

Pinguino:
Assaying, testing and analysis	$19,554	$74,840	$178,337
Camp and supplies	57,102	372,685	1,141,699
Claim maintenance	59,901	42,629	31,243
Drilling	-	425,463	1,680,359
Engineering	148,136	22,415	666,707
Environmental	10,343	12,233	35,518
Geological and geophysical	57,815	254,819	281,229
Metallurgical	1,529	11,230	264,543
Salaries and benefits	81,035	269,537	699,328
Travel and accommodation	3,849	53,302	35,736
	439,264	1,539,153	5,014,699
Condor:
Camp and supplies	-	-	8,260
Claim maintenance	11,866	3,402	12,435
Environmental	824	23,486	-
Geological and geophysical	-	-	15,712
	12,690	26,888	36,407
Contreras and other Santa Cruz:
Assaying, testing and analysis	-	1,535	-
Camp and supplies	9,183	1,541	399
Claim maintenance	(1,468)	6,608	12,646
Environmental	4,085	23,899	4,900
Geological and geophysical	18,284	13,803	248
Salaries and benefits	-	2,538	4,614
Travel and accommodation	-	200	-
	$30,084	$50,124	$22,807
Rio Negro:
Assaying, testing and analysis	$-	$1,016	$496
Camp and supplies	8	2,491	6,596
Claim maintenance	1,181	9,907	54,301
Geological and geophysical	-	3,874	602
Salaries and benefits	-	2,644	6,880
Travel and accommodation	-	83	818
	1,189	20,015	69,693

British Columbia Claims and other:	2,677	6,330	4,067
	$485,904	$1,642,510	$5,147,673